Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Related party transactions
Number of people | employee	101,279	101,309	105,476	101,279	101,309	105,476
Direct or indirect compensation | $	$ 12,400	$ 11,900	$ 12,600
Pension expense | $	1,900	1,400	1,500
Share-based payments expense | $	7,700	4,900	7,200
Severance provision	64,300	90,700	129,000	€ 60.3	€ 80.1	€ 105.2
Directors' fees | $	$ 1,840	$ 2,060	$ 1,440
Executive officers and members of the Board of Directors
Related party transactions
Number of people | employee	11	11	11	11	11	11
Executive Officers
Related party transactions
Number of people | employee	8	8	8	8	8	8
Board of Directors
Related party transactions
Number of people | employee	3	3	3	3	3	3